Number of Crude Oil and Natural Gas Wells Drilled and Completed (Parenthetical) (Detail) - Wells	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of net productive wells and dry wells drilled [line items]
Net development wells, Productive	34	85	81
Net development wells, Dry		1
Net exploratory wells	7	2	5
United States [member]
Disclosure of net productive wells and dry wells drilled [line items]
Net development wells, Productive	33	84	80
Net development wells, Dry		1
Net exploratory wells	1	2
Discontinued operations - Onshore US Cash Generating Units [member] | United States [member]
Disclosure of net productive wells and dry wells drilled [line items]
Net development wells, Productive	33	84	79
Net development wells, Dry		1
Net exploratory wells